Goodwill and Other Intangible Assets (Acquired Intangible Assets and Weighted-Average Amortization Period) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 14,131
Weighted-average amortization period	5 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 17,255
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 87,788
Weighted-average amortization period	5 years
Music catalogs
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 61,341
Weighted-average amortization period	19 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 7,081
Weighted-average amortization period	3 years